RELATED PARTY TRANSACTIONS (Details) - Board Member [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Abstract]
Operating costs	$ 1.2
Costs and expenses, related party	0.3	$ 0.3	$ 0.1
Accounts payable	$ 0.0	$ 0.0